Payden Global Low Duration Fund
1
Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (96%)
Australia (EUR) (1%
)
500,000 Telstra Corp. Ltd. , 3.50% , 9/21/22 EUR (a) (b) $ 576
Australia (USD) (1%
)
515,000 Macquarie Group Ltd. 144A , ( 3 mo. LIBOR
USD + 1.020% ) , 1.20% , 11/28/23 (c) (d) 518
185,000 Macquarie Group Ltd. 144A , ( U.S. Secured
Overnight Financing Rate + 0.694% ) , 1.20% ,
10/14/25 (c) (d) 181
200,000 NBN Co. Ltd. 144A , 0.88% , 10/08/24 (c) 195
894
Bermuda (USD) (1%
)
250,000 Bellemeade RE Ltd. 2021-3A 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000% ) , 1.05% , 9/25/31 (c) (d) 249
250,000 Eagle RE Ltd. 2021-2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.550% ) , 1.60% , 4/25/34 (c) (d) 249
250,000 Home RE Ltd. 2021-2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250% ) , 1.30% , 1/25/34 (c) (d) 250
150,000 Oaktown Re VII Ltd. 2021-2 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600% ) , 1.65% , 4/25/34 (c) (d) 150
150,000 Triton Container International Ltd. 144A ,
0.80% , 8/01/23 (c) 148
1,046
Brazil (USD) (1%
)
200,000 Banco Bradesco SA 144A , 2.85% , 1/27/23 (c) 203
260,000 Itau Unibanco Holding SA 144A , 2.90% ,
1/24/23 (c) 263
466
Canada (CAD) (2%
)
650,000 BMW Canada Auto Trust 2021-1A 144A ,
0.50% , 7/20/24 CAD (b) (c) 506
194,785 Ford Auto Securitization Trust 2020-AA 144A ,
0.89% , 8/15/24 CAD (b) (c) 153
117,118 GMF Canada Leasing Trust 2020-1A 144A ,
0.91% , 7/20/23 CAD (b) (c) 92
460,000 GMF Canada Leasing Trust 2020-1A 144A ,
1.05% , 11/20/25 CAD (b) (c) 362
250,000 MBarc Credit Canada Inc. 2021-AA 144A ,
0.63% , 5/15/24 CAD (b) (c) 195
1,308
Canada (USD) (1%
)
250,000 Canadian Pacific Railway Co. , 1.35% , 12/02/24 247
70,000 goeasy Ltd. 144A , 5.38% , 12/01/24 (c) 72
250,000 Strathcona Resources Ltd. 144A , 6.88% ,
8/01/26 (c) 248
410,000 TransCanada PipeLines Ltd. , 1.00% , 10/12/24 401
968
Cayman Islands (USD) (13%
)
200,000 ADCB Finance Cayman Ltd. 144A , 4.00% ,
3/29/23 (c) 206
420,000 Apidos CLO XXI 2015-21A 144A , ( 3 mo.
LIBOR USD + 1.450% ) , 1.69% , 7/18/27 (c) (d) 420
340,000 Apidos CLO XXI 2015-21A 144A , ( 3 mo.
LIBOR USD + 2.450% ) , 2.69% , 7/18/27 (c) (d) 340
Principal
or Shares Security Description
Value
(000)
400,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2022-FL1 144A , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 1.450% ) ,
1.50% , 1/15/37 (c) (d) $ 400
381,901 Barings CLO Ltd. 2013-IA 144A , ( 3 mo. LIBOR
USD + 0.800% ) , 1.05% , 1/20/28 (c) (d) 382
500,000 BDS 2021-FL8 144A , ( 1 mo. LIBOR USD +
0.920% ) , 1.02% , 1/18/36 (c) (d) 496
210,000 BDS Ltd. 2020-FL5 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.264% ) , 1.31% , 2/16/37 (c) (d) 210
670,000 Bristol Park CLO Ltd. 2016-1A 144A , ( 3 mo.
LIBOR USD + 0.990% ) , 1.23% , 4/15/29 (c) (d) 670
470,000 BSPRT Issuer Ltd. 2018-FL4 144A , ( 1 mo.
LIBOR USD + 1.300% ) , 1.40% , 9/15/35 (c) (d) 470
360,000 CIFC Funding Ltd. 2015-2A 144A , ( 3 mo.
LIBOR USD + 1.010% ) , 1.25% , 4/15/30 (c) (d) 360
250,000 Greystone CRE Notes Ltd. 2021-HC2 144A ,
( 1 mo. LIBOR USD + 1.800% ) , 1.90% ,
12/15/39 (c) (d) 251
163,868 LCM XX LP 20A 144A , ( 3 mo. LIBOR USD +
1.040% ) , 1.29% , 10/20/27 (c) (d) 164
550,000 LoanCore Issuer Ltd. 2021-CRE5 144A , ( 1 mo.
LIBOR USD + 1.300% ) , 1.40% , 7/15/36 (c) (d) 550
997,592 Magnetite VII Ltd. 2012-7A 144A , ( 3 mo.
LIBOR USD + 0.800% ) , 1.04% , 1/15/28 (c) (d) 999
100,000 MF1 Ltd. 2020-FL3 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.964% ) , 3.01% , 7/15/35 (c) (d) 101
800,000 Neuberger Berman Loan Advisers CLO Ltd.
2019-33A 144A , ( 3 mo. LIBOR USD +
1.080% ) , 1.32% , 10/16/33 (c) (d) 800
338,435 Palmer Square Loan Funding Ltd. 2020-1A
144A , ( 3 mo. LIBOR USD + 0.800% ) , 0.96% ,
2/20/28 (c) (d) 338
94,512 PFP Ltd. 2019-6 144A , ( 1 mo. LIBOR USD +
1.050% ) , 1.16% , 4/14/37 (c) (d) 94
210,000 PFP Ltd. 2019-6 144A , ( 1 mo. LIBOR USD +
1.450% ) , 1.56% , 4/14/37 (c) (d) 209
70,000 Seagate HDD Cayman , 4.88% , 3/01/24 72
850,000 Southwick Park CLO LLC 2019-4A 144A ,
( 3 mo. LIBOR USD + 1.060% ) , 1.31% ,
7/20/32 (c) (d) 852
370,000 STWD Ltd. 2019-FL1 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.194% ) ,
1.25% , 7/15/38 (c) (d) 370
700,000 THL Credit Wind River CLO Ltd. 2019-3A
144A , ( 3 mo. LIBOR USD + 1.080% ) , 1.32% ,
4/15/31 (c) (d) 699
470,000 TRTX Issuer Ltd. 2019-FL3 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.564% ) , 1.61% , 10/15/34 (c) (d) 469
583,569 Tryon Park CLO Ltd. 2013-1A 144A , ( 3 mo.
LIBOR USD + 0.890% ) , 1.13% , 4/15/29 (c) (d) 583
10,505
France (EUR) (2%
)
500,000 Engie SA , 0.38% , 2/28/23 EUR (a) (b) 565
500,000 Orange SA , 2.50% , 3/01/23 EUR (a) (b) 579
500,000 Worldline SA , 0.25% , 9/18/24 EUR (a) (b) 562
1,706

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
France (USD) (1%
)
420,000 Banque Federative du Credit Mutuel SA 144A ,
1.00% , 2/04/25 (c) $ 408
450,000 BPCE SA 144A , 5.70% , 10/22/23 (c) 479
887
Germany (EUR) (1%
)
500,000 E.ON SE , 0.39% , 10/24/22 EUR (a) (b) (e) 563
India (USD) (1%
)
500,000 REC Ltd. 144A , 5.25% , 11/13/23 (c) 525
200,000 Shriram Transport Finance Co. Ltd. 144A ,
5.10% , 7/16/23 (c) 201
726
Indonesia (USD) (1%
)
395,000 Pelabuhan Indonesia III Persero PT 144A ,
4.50% , 5/02/23 (c) 407
280,000 Perusahaan Penerbit SBSN Indonesia III 144A ,
3.75% , 3/01/23 (c) 288
695
Ireland (USD) (1%
)
315,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.15% , 10/29/23 311
280,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65% , 10/29/24 275
355,000 SMBC Aviation Capital Finance DAC 144A ,
3.00% , 7/15/22 (c) 358
944
Italy (EUR) (0%
)
250,000 FCA Bank SpA , 0.50% , 9/18/23 EUR (a) (b) 283
Italy (USD) (1%
)
425,000 Intesa Sanpaolo SpA 144A , 3.13% , 7/14/22 (c) 429
360,000 Republic of Italy Government International
Bond , 1.25% , 2/17/26 346
775
Japan (USD) (5%
)
440,000 Mitsubishi UFJ Financial Group Inc. , ( 1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.550% ) , 0.95% , 7/19/25 (d) 429
545,000 Mitsubishi UFJ Financial Group Inc. , 1.41% ,
7/17/25 532
420,000 Mizuho Financial Group Inc. , ( U.S. Secured
Overnight Financing Rate + 0.872% ) , 0.85% ,
9/08/24 (d) 415
290,000 Renesas Electronics Corp. 144A , 1.54% ,
11/26/24 (c) 286
250,000 Sumitomo Mitsui Financial Group Inc. , 1.47% ,
7/08/25 244
500,000 Sumitomo Mitsui Financial Group Inc. , 2.45% ,
9/27/24 509
435,000 Sumitomo Mitsui Trust Bank Ltd. 144A , 0.85% ,
3/25/24 (c) 428
400,000 Suntory Holdings Ltd. 144A , 2.25% ,
10/16/24 (c) 403
500,000 Takeda Pharmaceutical Co. Ltd. , 4.40% ,
11/26/23 523
3,769
Luxembourg (EUR) (1%
)
250,000 Becton Dickinson Euro Finance Sarl , 0.63% ,
6/04/23 EUR (b) 283
Principal
or Shares Security Description
Value
(000)
440,000 John Deere Cash Management Sarl , 1.38% ,
4/02/24 EUR (a) (b) $ 509
792
Netherlands (GBP) (0%
)
100,000 NIBC Bank NV , 3.13% , 11/15/23 GBP (a) (b) 137
Netherlands (USD) (1%
)
400,000 Mondelez International Holdings Netherlands
BV 144A , 0.75% , 9/24/24 (c) 389
310,000 Stellantis NV , 5.25% , 4/15/23 323
712
Norway (USD) (0%
)
250,000 Aker BP ASA 144A , 2.88% , 1/15/26 (c) 255
Panama (USD) (0%
)
225,000 Intercorp Financial Services Inc. 144A , 4.13% ,
10/19/27 (c) 223
Peru (USD) (0%
)
320,000 Fondo MIVIVIENDA SA 144A , 3.50% ,
1/31/23 (c) 325
Saudi Arabia (USD) (0%
)
200,000 Saudi Arabian Oil Co. 144A , 1.25% ,
11/24/23 (c) 199
Spain (USD) (0%
)
200,000 Banco Santander SA , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.450% ) , 0.70% , 6/30/24 (d) 198
Supranational (USD) (1%
)
500,000 NXP BV/NXP Funding LLC 144A , 4.63% ,
6/01/23 (c) 519
70,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A , 5.63% ,
3/01/24 (c) 74
593
Sweden (EUR) (0%
)
300,000 Akelius Residential Property AB , 1.13% ,
3/14/24 EUR (a) (b) 343
Switzerland (USD) (2%
)
450,000 Credit Suisse Group AG 144A , ( 3 mo. LIBOR
USD + 1.240% ) , 4.21% , 6/12/24 (c) (d) 464
200,000 UBS Group AG 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.830% ) , 1.01% , 7/30/24 (c) (d) 198
500,000 UBS Group AG 144A , 3.49% , 5/23/23 (c) 503
1,165
United Kingdom (GBP) (0%
)
150,000 Sage AR Funding No 1 PLC 1A 144A , ( Sterling
Overnight Index Average + 1.250% ) , 1.30% ,
11/17/30 GBP (b) (c) (d) 202
United Kingdom (USD) (3%
)
205,000 Barclays PLC , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800% ) ,
1.01% , 12/10/24 (d) 202
420,000 British Telecommunications PLC , 4.50% ,
12/04/23 440
660,000 NatWest Group PLC , ( 3 mo. LIBOR USD +
1.470% ) , 1.63% , 5/15/23 (d) 662
450,000 Reckitt Benckiser Treasury Services PLC 144A ,
2.75% , 6/26/24 (c) 460

Principal
or Shares Security Description
Value
(000)
255,000 Royalty Pharma PLC , 0.75% , 9/02/23 $ 251
2,015
United States (EUR) (1%
)
350,000 Capital One Financial Corp. , 0.80% , 6/12/24
EUR (b) 398
250,000 Fidelity National Information Services Inc. ,
0.75% , 5/21/23 EUR (b) 284
682
United States (USD) (54%
)
290,000 7-Eleven Inc. 144A , 0.80% , 2/10/24 (c) 284
85,000 Air Lease Corp. , 0.80% , 8/18/24 82
370,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 3.50% ,
2/15/23 (c) 373
370,000 Alexander Funding Trust 144A , 1.84% ,
11/15/23 (c) 369
120,000 Ally Financial Inc. , 3.88% , 5/21/24 125
70,000 Avient Corp. 144A , 5.75% , 5/15/25 (c) 72
70,000 Ball Corp. , 4.00% , 11/15/23 72
350,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 0.690% ) , 0.98% , 4/22/25 (d) 343
190,000 Bank of The West Auto Trust 2019-1 144A ,
2.51% , 10/15/24 (c) 192
14,734,111 Benchmark Mortgage Trust 2018-B6 , 0.41% ,
10/10/51 (f) 292
80,000 Berry Global Inc. , 0.95% , 2/15/24 79
95,000 Blackstone Private Credit Fund 144A , 1.75% ,
9/15/24 (c) 92
150,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A , 7.63% , 12/15/25 (c) 157
400,000 Boeing Co. , 1.43% , 2/04/24 396
600,000 BRSP Ltd. 2021-FL1 144A , ( 1 mo. LIBOR USD
+ 1.150% ) , 1.25% , 8/19/38 (c) (d) 599
450,000 BX Commercial Mortgage Trust 2021-SOAR
144A , ( 1 mo. LIBOR USD + 0.670% ) , 0.78% ,
6/15/38 (c) (d) 448
150,163 BX Commercial Mortgage Trust 2019-XL
144A , ( 1 mo. LIBOR USD + 0.920% ) , 1.03% ,
10/15/36 (c) (d) 150
153,000 BX Commercial Mortgage Trust 2019-XL
144A , ( 1 mo. LIBOR USD + 1.080% ) , 1.19% ,
10/15/36 (c) (d) 153
328,971 BX Commercial Mortgage Trust 2020-VKNG
144A , ( 1 mo. LIBOR USD + 1.130% ) , 1.24% ,
10/15/37 (c) (d) 328
82,214 BX Commercial Mortgage Trust 2020-BXLP
144A , ( 1 mo. LIBOR USD + 1.600% ) , 1.71% ,
12/15/36 (c) (d) 82
200,000 BX Trust 2021-ARIA 144A , ( 1 mo. LIBOR
USD + 0.899% ) , 1.01% , 10/15/36 (c) (d) 200
90,000 California Earthquake Authority , 1.33% , 7/01/22 90
2,870,323 Cantor Commercial Real Estate Lending 2019-
CF1 , 1.11% , 5/15/52 (f) 175
89,750 CARS-DB4 LP 2020-1A 144A , 2.69% ,
2/15/50 (c) 90
484,987 CARS-DB5 LP 2021-1A 144A , 1.44% ,
8/15/51 (c) 461
70,000 CDK Global Inc. , 5.00% , 10/15/24 75
70,000 CDW LLC/CDW Finance Corp. , 5.50% ,
12/01/24 74
Principal
or Shares Security Description
Value
(000)
148,913 CHC Commercial Mortgage Trust 2019-CHC
144A , ( 1 mo. LIBOR USD + 2.050% ) , 2.16% ,
6/15/34 (c) (d) $ 146
347,464 CHC Commercial Mortgage Trust 2019-CHC
144A , ( 1 mo. LIBOR USD + 2.350% ) , 2.46% ,
6/15/34 (c) (d) 337
265,000 Cheniere Corpus Christi Holdings LLC , 5.88% ,
3/31/25 290
130,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 0.669% ) , 0.98% , 5/01/25 (d) 127
55,000 Civitas Resources Inc. 144A , 5.00% ,
10/15/26 (c) 55
190,000 CNH Industrial Capital LLC , 1.95% , 7/02/23 191
1,317,207 Cold Storage Trust 2020-ICE5 144A , ( 1 mo.
LIBOR USD + 0.900% ) , 1.01% , 11/15/37 (c) (d) 1,317
41,079 Connecticut Avenue Securities Trust 2020-R01
144A , ( 1 mo. LIBOR USD + 2.050% ) , 2.16% ,
1/25/40 (c) (d) 41
31,571 Connecticut Avenue Securities Trust 2019-R04
144A , ( 1 mo. LIBOR USD + 2.100% ) , 2.21% ,
6/25/39 (c) (d) 32
78,025 Connecticut Avenue Securities Trust 2019-R06
144A , ( 1 mo. LIBOR USD + 2.100% ) , 2.21% ,
9/25/39 (c) (d) 78
49,723 Connecticut Avenue Securities Trust 2019-R07
144A , ( 1 mo. LIBOR USD + 2.100% ) , 2.21% ,
10/25/39 (c) (d) 50
426,136 Connecticut Avenue Securities Trust 2019-HRP1
144A , ( 1 mo. LIBOR USD + 2.150% ) , 2.26% ,
11/25/39 (c) (d) 426
100,000 Connecticut Avenue Securities Trust 2020-SBT1
144A , ( 1 mo. LIBOR USD + 3.650% ) , 3.76% ,
2/25/40 (c) (d) 105
465,000 Daimler Finance North America LLC 144A ,
0.75% , 3/01/24 (c) 457
150,000 Daimler Trucks Finance North America LLC
144A , 1.13% , 12/14/23 (c) 149
150,000 Daimler Trucks Finance North America LLC
144A , 1.63% , 12/13/24 (c) 149
300,000 DataBank Issuer 2021-2A 144A , 2.40% ,
10/25/51 (c) 293
104,000 Devon Energy Corp. , 5.88% , 6/15/28 112
400,000 Diamond Issuer 2021-1A 144A , 2.31% ,
11/20/51 (c) 388
119,032 Drive Auto Receivables Trust 2020-2 , 1.42% ,
3/17/25 119
230,000 Drive Auto Receivables Trust 2020-1 , 2.36% ,
3/16/26 231
225,000 Energy Transfer LP , 4.25% , 3/15/23 230
70,000 EQT Corp. , 6.63% , 2/01/25 76
100,000 F&G Global Funding 144A , 0.90% , 9/20/24 (c) 97
700,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000% ) , 2.05% ,
11/25/41 (c) (d) 697
250,000 First-Citizens Bank & Trust Co. , ( U.S. Secured
Overnight Financing Rate + 1.715% ) , 2.97% ,
9/27/25 (d) 256
210,000 First-Citizens Bank & Trust Co. , 5.00% , 8/15/22 214
300,000 Flexential Issuer 2021-1A 144A , 3.25% ,
11/27/51 (c) 299
200,000 Ford Motor Credit Co. LLC , 5.13% , 6/16/25 211

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
202,129 Freddie Mac STACR 2019-HQA3 144A , ( 1 mo.
LIBOR USD + 1.850% ) , 1.96% , 9/25/49 (c) (d) $ 203
53,383 Freddie Mac STACR REMIC Trust 2021-DNA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.650% ) , 0.70% ,
1/25/51 (c) (d) 53
150,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850% ) , 0.90% ,
9/25/41 (c) (d) 150
51,184 Freddie Mac STACR REMIC Trust 2020-DNA1
144A , ( 1 mo. LIBOR USD + 1.700% ) , 1.81% ,
1/25/50 (c) (d) 51
65,211 Freddie Mac STACR REMIC Trust 2020-DNA2
144A , ( 1 mo. LIBOR USD + 1.850% ) , 1.96% ,
2/25/50 (c) (d) 66
83,362 Freddie Mac STACR REMIC Trust 2020-HQA1
144A , ( 1 mo. LIBOR USD + 1.900% ) , 2.01% ,
1/25/50 (c) (d) 84
128,865 Freddie Mac STACR Trust 2018-DNA2 144A ,
( 1 mo. LIBOR USD + 0.800% ) , 0.91% ,
12/25/30 (c) (d) 129
250,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1 , ( 1 mo. LIBOR USD +
4.600% ) , 4.71% , 12/25/42 (d) 262
246,843 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2 , ( 1 mo. LIBOR USD +
11.250% ) , 11.36% , 10/25/29 (d) 273
70,000 Freeport-McMoRan Inc. , 4.55% , 11/14/24 74
245,000 FS KKR Capital Corp. 144A , 4.25% , 2/14/25 (c) 252
300,000 FS KKR Capital Corp. , 4.75% , 5/15/22 302
155,000 General Motors Financial Co. Inc. , 1.05% ,
3/08/24 153
210,000 General Motors Financial Co. Inc. , 1.20% ,
10/15/24 205
200,000 Genting New York LLC/GENNY Capital Inc.
144A , 3.30% , 2/15/26 (c) 195
420,000 Glencore Funding LLC 144A , 4.63% , 4/29/24 (c) 444
110,000 GM Financial Consumer Automobile Receivables
Trust 2020-1 , 2.03% , 4/16/25 111
80,000 GM Financial Consumer Automobile Receivables
Trust 2020-1 , 2.18% , 5/16/25 81
205,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 0.609% ) , 0.86% ,
2/12/26 (d) 198
105,000 Goldman Sachs Group Inc. , 3.50% , 4/01/25 109
135,000 Golub Capital BDC Inc. , 3.38% , 4/15/24 137
70,000 Graphic Packaging International LLC , 4.13% ,
8/15/24 73
125,000 Gray Oak Pipeline LLC 144A , 2.00% ,
9/15/23 (c) 125
70,000 HCA Inc. , 5.38% , 2/01/25 75
205,000 Hyundai Capital America 144A , 1.00% ,
9/17/24 (c) 199
175,000 Hyundai Capital America 144A , 1.15% ,
11/10/22 (c) 175
250,000 Hyundai Capital America 144A , 1.25% ,
9/18/23 (c) 248
130,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.75% , 9/15/24 132
40,000 iStar Inc. , 4.75% , 10/01/24 41
140,000 Jackson Financial Inc. 144A , 1.13% ,
11/22/23 (c) 138
Principal
or Shares Security Description
Value
(000)
150,000 Jackson National Life Global Funding 144A ,
1.75% , 1/12/25 (c) $ 149
70,000 Meritage Homes Corp. , 6.00% , 6/01/25 76
335,000 Microchip Technology Inc. , 0.97% , 2/15/24 328
235,000 Microchip Technology Inc. , 2.67% , 9/01/23 238
380,000 MMAF Equipment Finance LLC 2020-BA 144A ,
0.49% , 8/14/25 (c) 374
315,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 0.509% ) , 0.79% , 1/22/25 (d) 309
35,210 Multifamily Connecticut Avenue Securities Trust
2019-01 144A , ( 1 mo. LIBOR USD + 1.700% ) ,
1.81% , 10/15/49 (c) (d) 35
359,934 Navient Private Education Refi Loan Trust 2021-
CA 144A , 1.06% , 10/15/69 (c) 352
376,877 Navient Private Education Refi Loan Trust 2021-
FA 144A , 1.11% , 2/18/70 (c) 368
159,081 New Residential Mortgage Loan Trust 2017-1A
144A , 4.00% , 2/25/57 (c) (f) 166
284,700 New Residential Mortgage Loan Trust 2017-4A
144A , 4.00% , 5/25/57 (c) (f) 296
180,000 NextEra Energy Operating Partners LP 144A ,
4.25% , 7/15/24 (c) 185
355,000 Nissan Motor Acceptance Co. LLC 144A , 1.05% ,
3/08/24 (c) 347
85,000 Nissan Motor Acceptance Co. LLC 144A , 1.13% ,
9/16/24 (c) 83
538,810 Oak Street Investment Grade Net Lease Fund
2020-1A 144A , 1.85% , 11/20/50 (c) 527
450,000 ONE Gas Inc. , 1.10% , 3/11/24 442
500,000 ONE Mortgage Trust 2021-PARK 144A , ( 1 mo.
LIBOR USD + 0.700% ) , 0.81% , 3/15/36 (c) (d) 497
70,000 Ovintiv Exploration Inc. , 5.63% , 7/01/24 76
130,000 Owl Rock Capital Corp. , 4.25% , 1/15/26 134
85,000 Owl Rock Technology Finance Corp. 144A ,
3.75% , 6/17/26 (c) 86
380,000 Pacific Gas and Electric Co. , 1.75% , 6/16/22 380
70,000 Penske Automotive Group Inc. , 3.50% , 9/01/25 70
145,000 Qorvo Inc. 144A , 1.75% , 12/15/24 (c) 143
70,000 Radian Group Inc. , 6.63% , 3/15/25 76
165,000 Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer Inc. 144A , 2.88% , 10/15/26 (c) 157
237,576 Santander Bank N.A.-SBCLN 2021-1A 144A ,
1.83% , 12/15/31 (c) 237
550,000 Santander Holdings USA Inc. , 3.70% , 3/28/22 551
200,000 SBA Tower Trust 144A , 1.63% , 11/15/26 (c) 194
180,000 SBA Tower Trust 144A , 1.88% , 1/15/26 (c) 178
30,000 Skyworks Solutions Inc. , 0.90% , 6/01/23 30
291,907 SoFi Professional Loan Program Trust 2021-A
144A , 1.03% , 8/17/43 (c) 285
460,825 SoFi Professional Loan Program Trust 2021-B
144A , 1.14% , 2/15/47 (c) 449
415,000 Sonoco Products Co. , 1.80% , 2/01/25 412
50,000 Southern California Edison Co. , 1.85% , 2/01/22 50
70,000 Sprint Communications Inc. , 6.00% , 11/15/22 72
350,000 Stack Infrastructure Issuer LLC 2020-1A 144A ,
1.89% , 8/25/45 (c) 341
413,399 STACR Trust 2018-HRP1 144A , ( 1 mo. LIBOR
USD + 1.650% ) , 1.76% , 4/25/43 (c) (d) 414
250,000 STACR Trust 2018-HRP1 144A , ( 1 mo. LIBOR
USD + 3.750% ) , 3.86% , 4/25/43 (c) (d) 254
150,000 STACR Trust 2018-HRP2 144A , ( 1 mo. LIBOR
USD + 10.500% ) , 10.61% , 2/25/47 (c) (d) 171
70,000 TerraForm Power Operating LLC 144A , 4.25% ,
1/31/23 (c) 70

Principal
or Shares Security Description
Value
(000)
50,000 T-Mobile USA Inc. , 2.25% , 2/15/26 $ 48
55,000 Toll Brothers Finance Corp. , 4.38% , 4/15/23 56
70,000 Toll Brothers Finance Corp. , 4.88% , 11/15/25 76
70,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88% , 6/15/24 74
3,134,000 U.S. Treasury Note , 0.38% , 10/31/23 3,095
2,340,000 U.S. Treasury Note , 0.75% , 12/31/23 2,322
671,000 U.S. Treasury Note , 0.75% , 11/15/24 660
3,698,000 U.S. Treasury Note , 0.88% , 1/31/24 3,676
2,080,000 U.S. Treasury Note , 1.13% , 1/15/25 2,065
268,000 U.S. Treasury Note , 1.50% , 8/15/22 (g) 269
450,000 Vantage Data Centers LLC 2020-1A 144A ,
1.65% , 9/15/45 (c) 435
170,000 VB-S1 Issuer LLC 2020-1A 144A , 3.03% ,
6/15/50 (c) 172
195,000 Ventas Realty LP , 2.65% , 1/15/25 199
225,000 Vistra Operations Co. LLC 144A , 3.55% ,
7/15/24 (c) 230
355,000 Volkswagen Group of America Finance LLC
144A , 0.88% , 11/22/23 (c) 350
7,318,391 Wells Fargo Commercial Mortgage Trust 2018-
C46 , 0.93% , 8/15/51 (f) 292
100,000 Westinghouse Air Brake Technologies Corp. ,
3.20% , 6/15/25 103
290,000 Westlake Automobile Receivables Trust 2020-
2A 144A , 1.32% , 7/15/25 (c) 291
510,000 Westlake Automobile Receivables Trust 2019-
3A 144A , 2.49% , 10/15/24 (c) 513
240,000 Westlake Automobile Receivables Trust 2020-
1A 144A , 2.80% , 6/16/25 (c) 244
35,568 Westlake Automobile Receivables Trust 2018-
3A 144A , 4.00% , 10/16/23 (c) 36
Principal
or Shares Security Description
Value
(000)
298,500 Wingstop Funding LLC 2020-1A 144A , 2.84% ,
12/05/50 (c) $ 296
42,868
Total Bonds
(Cost - $77,514) 76,820
Commercial Paper (2%
)
800,000 Experian Finance PLC , 0 .25% , 3/02/22 (e) 800
400,000 VW Credit, Inc. , 0 .22% , 2/25/22 (e) 400
Total Commercial Paper
(Cost - $1,200) 1,200
Investment Company (2%)
1,860,463 Payden Cash Reserves Money Market Fund *
(Cost - $ 1,860 ) 1,860
Total Investments (Cost - $80,574)  (100%)
79,880
Liabilities in excess of Other Assets ( 0% ) 57
Net Assets (100%)
$ 79,937
* Affiliated investment.
(a) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(e) Yield to maturity at time of purchase.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g) All or a portion of the security is pledged to cover futures contract margin requirements.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
GBP 2
USD  3 HSBC Bank USA, N.A. 03/17/2022 $ –
USD 5,285
EUR  4,476 Citibank, N.A. 03/17/2022 251
USD 1,444
CAD  1,831 HSBC Bank USA, N.A. 03/17/2022 3
USD 354
GBP  257 HSBC Bank USA, N.A. 03/17/2022 9
263
Liabilities:
CAD 128 USD  102 HSBC Bank USA, N.A. 03/17/2022 (1)
EUR 20 USD  23 Citibank, N.A. 03/17/2022 (1)
(2)
Net Unrealized Appreciation (Depreciation)
$ 261

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
90 Day Eurodollar Future 34 Sep-23 $ 8,340 $ (87) $ (87)
U.S. Treasury 2-Year Note Future 42 Mar-22 9,100 (38) (38)
a a
(125)
Short Contracts:
U.S. Treasury 5-Year Note Future 48 Mar-22 (5,722) 54 54
a a
Total Futures
$(71)